Change in presentation currency	12 Months Ended
Dec. 31, 2020
Change in presentation currency
Change in presentation currency

3.            Change in presentation currency

Effective December 31, 2020, the Company changed its presentation currency from CAD to USD to be more relevant to users.

Prior to December 31, 2020, the Company reported its annual and quarterly consolidated financial statements in CAD. In making this change in presentation currency, the Company follows the recommendations set out in IAS 21, the Effects of Change in Foreign Exchange Rates. In accordance with IAS 21, comparable financial statements to those for the year ended December 31, 2020 for years ended 2019 and 2018 have been restated retrospectively in the new presentation currency of USD using the current rate method.

The consolidated financial statements as of December 31, 2020 of the Company have been prepared in CAD and translated into the new presentation currency of USD using the current rate method.

The procedure under the current rate method is outlined as below:

•Income Statement and Statement of Cash Flows have been translated into USD using average foreign currency rates prevailing for the relevant reporting periods of years ended December 31, 2020, 2019 and 2018;

•assets and liabilities in the Statement of Financial Position have been translated into USD at the closing foreign currency rates on the relevant reporting dates as of December 31, 2020 and 2019;

•the equity section of the Statement of Financial Position, including foreign currency translation reserve, retained earnings, share capital and the other reserves, have been translated into USD using historical rates; and

•earnings per share has also been restated to USD to reflect the change in presentation currency.

All resulting exchange differences arising from the translation are included as separate component of other comprehensive income.